CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash	$ 188	$ 252,249
Due from related party	36,969	15,491
Due from officers	3,578	7,714
Inventory	1,230,526	678,123
Prepaid expenses	10,044	17,675
Total current assets	1,281,305	971,252
Other assets:
Patent and trademark costs, net	1,353,304	1,387,104
Office furniture and fixtures, net	6,030	7,862
Deferred debt issuance costs, net	4,232	22,405
Total other assets	1,363,566	1,417,371
Total assets	2,644,871	2,388,623
Current liabilities:
Demand bank loans	174,925	174,925
Accounts payable	1,410,650	1,064,892
Accrued interest payable to related parties	3,567	6,037
Accrued expenses	503,002	561,043
Notes payable	617,000	425,000
Convertible notes, net of unamortized discount	1,893,804	641,886
Total current liabilities	4,602,948	2,873,783
Long term portion of notes payable		177,000
Warrant liability	4,173,140	550,000
Total liabilities	8,776,088	3,600,783
Commitments and contingencies (Note 11)
Shareholders' deficit
Preferred shares 10,000,000 authorized: $.00001 par value: 0 shares issued and outstanding
Common shares 300,000,000 authorized: .00001 par value: 34,286,979 (27,209,646 at December 31, 2011) issued and outstanding	344	273
Capital in excess of par value	7,645,017	5,822,882
Accumulated deficit	(13,776,578)	(7,041,297)
Non-controlling interest - consolidated subsidiary		5,982
Total shareholders' deficit	(6,131,217)	(1,212,160)
Total liabilities and shareholders' deficit	$ 2,644,871	$ 2,388,623